Long-term Investments, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Long-term Investments [Abstract]
Re-measurement loss of equity investments	¥ 31,500,000		¥ 0	¥ 0
Impairment charges for long-term investments	91,500,000	$ 14,357	8,000,000	5,900,000
Loss from equity method investments	37,200,000	$ 5,834	50,531,000	24,173,000
Fair value change on financial products with original maturities greater than one year	¥ (156,000,000.0)		¥ 24,900,000	¥ 13,200,000